December 18, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Equity Trust (File Nos. 811-08817 and 333-154704)
Registration Statement on Form N-14

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Equity Trust (“Registrant”).  This Form N-14 is being filed in connection with the reorganization of ING Value Choice Fund (“Acquired Fund”) with and into ING Large Cap Value Fund (“Acquiring Fund”), in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.  The Acquired Fund and the Acquiring Fund are series of the Registrant.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 704.339.3164 or Kristen Freeman at 480.477.2650.

Very truly yours,

/s/ Corey F. Rose

Corey F. Rose

Attachments